INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2013
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,	September 30,
	2012(*)	2013
		Unaudited
Raw materials	$14,268	$13,421
Work in progress	2,633	404
Finished products	48,653	43,613

	$65,554	$57,438
(*) Reclassified